FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 207	$ 17
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	467	312
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	100	85
Marketable securities | Level 1 | Quoted bid prices
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	91
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13	78
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	307	671
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 189	$ 399